Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Opportunity Funds
Entity Central Index Key	0001111178
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000162241 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class Y
Trading Symbol	DLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Y shares returned 1.37%.
  In comparison, the S&P Global Natural Resources Index (the “Index”) returned 7.04% for the same period.
What affected the Fund’s performance?
  Global natural resources stocks advanced during the reporting period, driven by a rally in precious metals prompted by global uncertainty related to the ongoing trade war and subsequent de-dollarization.
  Overweight exposure to industrials and strong security selection in Metals & Mining and Natural Gas Exploration & Production bolstered the Fund’s performance relative to the Index.
  Secondary positive contributors included underweight exposure to Forest Products & Other and overweight exposure to Natural Gas Exploration & Production.
  Underweight exposure to precious metals and security selection in Agriculture and Refining & Chemicals detracted most from relative performance.
  Secondary detractors included overweight exposure to U.S./Onshore upstream, security selection in Energy Services and underweight exposure to Integrated Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 1500® Index (a broad-based index) and S&P Global Natural Resources Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Y	1.37%	20.89%	11.69%
S&P 1500® Index (broad-based index)	16.60%	16.23%	14.90%
S&P Global Natural Resources Index	7.04%	14.29%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 993,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,758,834
Investment Company Portfolio Turnover	95.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$993	43	$8,758,834	95.86%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000004626 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class I
Trading Symbol	DLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class I shares returned 1.24%.
  In comparison, the S&P Global Natural Resources Index (the “Index”) returned 7.04% for the same period.
What affected the Fund’s performance?
  Global natural resources stocks advanced during the reporting period, driven by a rally in precious metals prompted by global uncertainty related to the ongoing trade war and subsequent de-dollarization.
  Overweight exposure to industrials and strong security selection in Metals & Mining and Natural Gas Exploration & Production bolstered the Fund’s performance relative to the Index.
  Secondary positive contributors included underweight exposure to Forest Products & Other and overweight exposure to Natural Gas Exploration & Production.
  Underweight exposure to precious metals and security selection in Agriculture and Refining & Chemicals detracted most from relative performance.
  Secondary detractors included overweight exposure to U.S./Onshore upstream, security selection in Energy Services and underweight exposure to Integrated Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P Global Natural Resources Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class I	1.24%	20.76%	11.57%
S&P 1500® Index (broad-based index)	16.60%	16.23%	14.90%
S&P Global Natural Resources Index	7.04%	14.29%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter .
Net Assets	$ 993,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,758,834
Investment Company Portfolio Turnover	95.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$993	43	$8,758,834	95.86%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000004625 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class C
Trading Symbol	DLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.87%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class C shares returned 0.30%.
  In comparison, the S&P Global Natural Resources Index (the “Index”) returned 7.04% for the same period.
What affected the Fund’s performance?
  Global natural resources stocks advanced during the reporting period, driven by a rally in precious metals prompted by global uncertainty related to the ongoing trade war and subsequent de-dollarization.
  Overweight exposure to industrials and strong security selection in Metals & Mining and Natural Gas Exploration & Production bolstered the Fund’s performance relative to the Index.
  Secondary positive contributors included underweight exposure to Forest Products & Other and overweight exposure to Natural Gas Exploration & Production.
  Underweight exposure to precious metals and security selection in Agriculture and Refining & Chemicals detracted most from relative performance.
  Secondary detractors included overweight exposure to U.S./Onshore upstream, security selection in Energy Services and underweight exposure to Integrated Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P Global Natural Resources Index on 9/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-0.64%	*	19.61%	10.49%
without Deferred Sales Charge	0.30%		19.61%	10.49%
S&P 1500® Index (broad-based index)	16.60%		16.23%	14.90%
S&P Global Natural Resources Index	7.04%		14.29%	10.41%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 993,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,758,834
Investment Company Portfolio Turnover	95.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$993	43	$8,758,834	95.86%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000004623 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class A
Trading Symbol	DNLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.16%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class A shares returned 1.01%.
  In comparison, the S&P Global Natural Resources Index (the “Index”) returned 7.04% for the same period.
What affected the Fund’s performance?
  Global natural resources stocks advanced during the reporting period, driven by a rally in precious metals prompted by global uncertainty related to the ongoing trade war and subsequent de-dollarization.
  Overweight exposure to industrials and strong security selection in Metals & Mining and Natural Gas Exploration & Production bolstered the Fund’s performance relative to the Index.
  Secondary positive contributors included underweight exposure to Forest Products & Other and overweight exposure to Natural Gas Exploration & Production.
  Underweight exposure to precious metals and security selection in Agriculture and Refining & Chemicals detracted most from relative performance.
  Secondary detractors included overweight exposure to U.S./Onshore upstream, security selection in Energy Services and underweight exposure to Integrated Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P Global Natural Resources Index on 9/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	-4.79%	19.05%	10.63%
without Sales Charge	1.01%	20.47%	11.28%
S&P 1500® Index (broad-based index)	16.60%	16.23%	14.90%
S&P Global Natural Resources Index	7.04%	14.29%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 993,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,758,834
Investment Company Portfolio Turnover	95.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$993	43	$8,758,834	95.86%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.